SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 11:          SUBSEQUENT EVENTS

On November 4, 2024, the Company announced plans to streamline its U.S. operations by closing two facilities, following the integration of LCAI. The Company will focus its operations in Massachusetts, Israel, and Germany. Key functions located at the affected facilities will be integrated into the operations of the Marlborough, Massachusetts facility, and manufacturing of the AlterG Anti-Gravity Systems will be assumed by Cirtronics Corporation, a nationally recognized contract manufacturer specializing in the manufacture of precision medical devices and instrumentation.